Summary of Significant Accounting Policies - Leases - maturities of lease liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Leases
2025	$ 309,699
Total lease payment	309,699
Less: imputed interest	(16,252)
Total lease liability balance	293,447
Less: Operating lease liabilities, current	(137,339)	$ (162,589)
Long-term operating lease liabilities	$ 156,108